NORTHWESTERN MUTUAL LIFE

720 East Wisconsin Avenue

Milwaukee, WI 53202

414-665-2052

May 5, 2006

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Northwestern Mutual Variable Life Account/CompLife

File No. 33-89188

EDGAR CIK: 0000742277

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information dated May 1, 2006 for the above-referenced entity do not differ from that contained in Post-Effective Amendment No. 15 (the “Amendment”) to the Registration statement on Form N-6. This Amendment was filed electronically on April 27, 2006.

Any comments on this filing should be directed to Michael J. Mazza, Counsel, at 414-665-2052.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ Sara A. Holm
Paralegal Specialist